Long-Term Investments (Details) - Schedule of balance sheets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BioFirst [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current Assets	$ 2,147,097	$ 2,205,669	$ 1,299,822
Non-current Assets	812,865	959,454	2,540,041
Current Liabilities	3,237,623	2,909,703	1,986,340
Non-current Liabilities	17,741	32,522	73,197
Stockholders’ Equity	(295,402)	222,898	1,780,326
Rgene [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Current Assets	221,169	73,452	123,958
Non-current Assets	355,420	374,423	412,342
Current Liabilities	2,164,077	1,934,786	1,392,756
Non-current Liabilities			38,953
Stockholders’ Equity	$ (1,587,488)	$ (1,486,911)	$ (895,409)